Contingent Assets & Liabilities and Commitments (Details)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)
Contingent Assets & Liabilities and Commitments [Abstract]
Contingent liabilities
Other material commitments		$ 0		$ 0